Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	$ 1,379,988	$ 915,911
Production costs	(281,034)	(267,432)
Royalty expense	(36,432)	(26,418)
Depletion and depreciation	(168,921)	(133,718)
Earnings from mine operations	893,601	488,343
Expenses
General and administrative	(45,365)	(31,565)
Transaction costs	(1,236)	0
Exploration	(33,469)	(66,614)
Care and maintenance	(1,191)	(3,081)
Earnings from operations	812,340	387,083
Other (loss) income, net	(18,817)	5,130
Finance items
Finance income	6,941	5,714
Finance costs	(2,282)	(3,617)
Earnings before income taxes	798,182	394,310
Current income tax expense	(189,572)	(40,743)
Deferred income tax expense	(48,530)	(79,624)
Net earnings	560,080	273,943
Other comprehensive income (loss)
Exchange differences on translation of foreign operations	43,139	(112,347)
Changes in fair value of investments in equity securities, net of tax	59,343	(11,642)
Total other comprehensive income (loss)	102,482	(123,989)
Comprehensive income	$ 662,562	$ 149,954
Basic earnings per share (in dollars per share)	$ 2.67	$ 1.30
Diluted earnings per share (in dollars per share)	$ 2.65	$ 1.29
Weighted average number of common shares outstanding (in 000's)
Basic (in shares)	210,142	210,692
Diluted (in shares)	211,645	212,623